FAIR VALUE MEASUREMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 8. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of March 31, 2023 and December 31, 2022 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets—Investments held in Trust Account—Money Market Fund
March 31, 2023	$280,746,517	$—	$—
December 31, 2022	$277,949,215	$—	$—

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. For the pe riod f
rom February 19, 2021 (inception) through March 31, 2023, there were no
transfers to/from Levels 1, 2, and 3.
Level 1 instruments include investments in money market funds invested in U
.
S
.
government securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments. No money has been withdrawn from the Trust.

NOTE 9. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 by level within the fair value hierarchy:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Assets — Investments held in Trust Account — Money Market Fund
December 31, 2022	$277,949,215	$—	$—
December 31, 2021	$275,012,561	$—	$—
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. For the period from February 19, 2021 (inception) through December 31, 2022, there were no transfers to/from Levels 1, 2, and
3
.
Level 1 instruments include investments in money market funds invested in US government securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments. No money has been
withdrawn from the Trust.